Amortization and Depreciation - Summary of Amortization and Depreciation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Amortization of intangible assets	$ 15,511	$ 10,816	$ 6,891
Right-of-use asset amortization	421	627	518
Depreciation of Property, plant & equipment	1,245	782	738
Total	$ 17,177	$ 12,225	$ 8,147